Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Central Index Key	dei_EntityCentralIndexKey	0000355437
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 12, 2011
Prospectus Date	rr_ProspectusDate	Jul 12, 2011

U.S. Large Cap Value Portfolio
U.S. Large Cap Value Portfolio
INVESTMENT OBJECTIVE

The investment objective of the U.S. Large Cap Value Portfolio is to achieve long-term capital appreciation. The U.S. Large Cap Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the "U.S. Large Cap Value Series") of the Trust, which has the same investment objective and policies as the U.S. Large Cap Value Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the U.S. Large Cap Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	U.S. Large Cap Value Portfolio Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Large Cap Value Portfolio Class R25
Management Fee	[1]	0.25%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.31%
Total Annual Fund Operating Expenses	[1]	0.81%
[1]	The "Management Fee" includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the U.S. Large Cap Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the U.S. Large Cap Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the U.S. Large Cap Value Series.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.

Example

This Example is meant to help you compare the cost of investing in the U.S. Large Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Large Cap Value Portfolio Class R25	83	259	450	1,002

The Example reflects the aggregate estimated annual operating expenses of the U.S. Large Cap Value Portfolio and the Portfolio's portion of the expenses of the U.S. Large Cap Value Series.
Portfolio Turnover

The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Value Portfolio's performance. During the most recent fiscal year, the U.S. Large Cap Value Series' portfolio turnover rate was 28% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Cap Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio").

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor's market capitalization guidelines described above, as of December 31, 2010, the market capitalization of a large cap company was  $2,357 million, or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the U.S. Large Cap Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Cap Value Series that owns them, and, in turn, the U.S. Large Cap Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Value Series and U.S. Large Cap Value Portfolio use derivatives, the U.S. Large Cap Value Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Large Cap Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

U.S. Large Cap Value Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the ClassR25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2001-December 2010
Highest Quarter	Lowest Quarter
23.58 (4/09-6/09)	-27.86 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - U.S. Large Cap Value Portfolio	One Year	Five Years	Ten Years
Institutional Class	20.18%	1.60%	5.30%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
U.S. Large Cap Value Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
U.S. Large Cap Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	3.84%	[3]
Annual Return 2002	rr_AnnualReturn2002	(14.92%)	[3]
Annual Return 2003	rr_AnnualReturn2003	34.42%	[3]
Annual Return 2004	rr_AnnualReturn2004	18.24%	[3]
Annual Return 2005	rr_AnnualReturn2005	10.24%	[3]
Annual Return 2006	rr_AnnualReturn2006	20.19%	[3]
Annual Return 2007	rr_AnnualReturn2007	(2.77%)	[3]
Annual Return 2008	rr_AnnualReturn2008	(40.80%)	[3]
Annual Return 2009	rr_AnnualReturn2009	30.19%	[3]
Annual Return 2010	rr_AnnualReturn2010	20.18%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.86%)
One Year	rr_AverageAnnualReturnYear01	20.18%
Five Years	rr_AverageAnnualReturnYear05	1.60%
Ten Years	rr_AverageAnnualReturnYear10	5.30%
U.S. Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the U.S. Large Cap Value Portfolio is to achieve long-term capital appreciation. The U.S. Large Cap Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the "U.S. Large Cap Value Series") of the Trust, which has the same investment objective and policies as the U.S. Large Cap Value Portfolio.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the U.S. Large Cap Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Value Portfolio's performance. During the most recent fiscal year, the U.S. Large Cap Value Series' portfolio turnover rate was 28% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the U.S. Large Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the U.S. Large Cap Value Portfolio and the Portfolio's portion of the expenses of the U.S. Large Cap Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Cap Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of large U.S. companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio").

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor's market capitalization guidelines described above, as of December 31, 2010, the market capitalization of a large cap company was  $2,357 million, or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the U.S. Large Cap Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Cap Value Series that owns them, and, in turn, the U.S. Large Cap Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Value Series and U.S. Large Cap Value Portfolio use derivatives, the U.S. Large Cap Value Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Large Cap Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Large Cap Value Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Large Cap Value Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
January 2001-December 2010
Highest Quarter	Lowest Quarter
23.58 (4/09-6/09)	-27.86 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
U.S. Large Cap Value Portfolio | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.51%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	3.25%

[1]	The "Management Fee" includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the U.S. Large Cap Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the U.S. Large Cap Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the U.S. Large Cap Value Series.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the ClassR25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

U.S. Targeted Value Portfolio
U.S. Targeted Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - U.S. Targeted Value Portfolio (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R10	none
Class R25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Targeted Value Portfolio		Class R10	Class R25
Management Fee		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.10%	0.25%
Other Expenses	[1]	0.40%	0.59%
Total Annual Fund Operating Expenses		0.85%	1.19%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.25%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.60%	0.75%
[1]	The Class R10 shares and Class R25 shares are each a new class of shares of the Portfolio, so the "Other Expenses" shown for each class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to reduce all or a portion of its administration fee and investment advisory fee and to assume the direct and indirect expenses of a class of the U.S. Targeted Value Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Portfolio to 0.50% (the "Annualized Expense Ratio"). At any time that the annualized expenses (excluding applicable 12b-1 fees) of the Portfolio are less than the Annualized Expense Ratio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement does not cause the Annualized Expense Ratio of the Portfolio to exceed the Annualized Expense Ratio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Targeted Value Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - U.S. Targeted Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class R10	61	246	447	1,026
Class R25	77	334	612	1,404

Portfolio Turnover

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio's performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable common stocks of U.S. small and mid cap companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio").

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December31, 2010, companies smaller than the 500th largest U.S. company fall in lowest 19% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. As of December31, 2010, the market capitalization of a company smaller than the 500th largest U.S. company was approximately  $5,005 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R10 shares and Class R25 shares of the Portfolio are new classes of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Targeted Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

U.S. Targeted Value Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the ClassR10 shares and Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R10 shares, Class R25 shares, and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R10 shares and Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R10 shares and Class R25 shares have higher expenses than the Institutional Class shares.

January 2001-December 2010
Highest Quarter	Lowest Quarter
26.65 (4/03-6/03)	-27.48 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - U.S. Targeted Value Portfolio	One Year	Five Years	Ten Years
Institutional Class	29.01%	4.36%	10.72%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
U.S. Targeted Value Portfolio | Class R10
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	1,026
U.S. Targeted Value Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,404
U.S. Targeted Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	17.93%	[3]
Annual Return 2002	rr_AnnualReturn2002	(9.66%)	[3]
Annual Return 2003	rr_AnnualReturn2003	54.07%	[3]
Annual Return 2004	rr_AnnualReturn2004	24.68%	[3]
Annual Return 2005	rr_AnnualReturn2005	9.25%	[3]
Annual Return 2006	rr_AnnualReturn2006	19.70%	[3]
Annual Return 2007	rr_AnnualReturn2007	(8.19%)	[3]
Annual Return 2008	rr_AnnualReturn2008	(33.78%)	[3]
Annual Return 2009	rr_AnnualReturn2009	31.88%	[3]
Annual Return 2010	rr_AnnualReturn2010	29.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.48%)
One Year	rr_AverageAnnualReturnYear01	29.01%
Five Years	rr_AverageAnnualReturnYear05	4.36%
Ten Years	rr_AverageAnnualReturnYear10	10.72%
U.S. Targeted Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Targeted Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio's performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R10 shares and Class R25 shares are each a new class of shares of the Portfolio, so the "Other Expenses" shown for each class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable common stocks of U.S. small and mid cap companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio").

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December31, 2010, companies smaller than the 500th largest U.S. company fall in lowest 19% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. As of December31, 2010, the market capitalization of a company smaller than the 500th largest U.S. company was approximately  $5,005 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R10 shares and Class R25 shares of the Portfolio are new classes of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Targeted Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Targeted Value Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Targeted Value Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
January 2001-December 2010
Highest Quarter	Lowest Quarter
26.65 (4/03-6/03)	-27.48 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
U.S. Targeted Value Portfolio | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10	8.42%

[1]	The Class R10 shares and Class R25 shares are each a new class of shares of the Portfolio, so the "Other Expenses" shown for each class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to reduce all or a portion of its administration fee and investment advisory fee and to assume the direct and indirect expenses of a class of the U.S. Targeted Value Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Portfolio to 0.50% (the "Annualized Expense Ratio"). At any time that the annualized expenses (excluding applicable 12b-1 fees) of the Portfolio are less than the Annualized Expense Ratio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement does not cause the Annualized Expense Ratio of the Portfolio to exceed the Annualized Expense Ratio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Targeted Value Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the ClassR10 shares and Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R10 shares, Class R25 shares, and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R10 shares and Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R10 shares and Class R25 shares have higher expenses than the Institutional Class shares.

U.S. Core Equity 1 Portfolio
U.S. Core Equity 1 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Core Equity 1 Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the U.S. Core Equity 1 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	U.S. Core Equity 1 Portfolio Class R25
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Core Equity 1 Portfolio Class R25
Management Fee		0.17%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.31%
Total Annual Fund Operating Expenses		0.73%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.48%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the U.S. Core Equity 1 Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.23% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Core Equity 1 Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the U.S. Core Equity 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Core Equity 1 Portfolio Class R25	49	208	381	883

Portfolio Turnover

The U.S. Core Equity 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Core Equity 1 Portfolio's performance. During the most recent fiscal year, the U.S. Core Equity 1 Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The Portfolio's increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December 31, 2010, securities of the largest U.S. growth companies comprised 16% of the U.S. Universe and the Advisor allocated approximately 10% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 1 Portfolio's allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the range by which the U.S. Core Equity 1 Portfolio's percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

The U.S. Core Equity 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Core Equity 1 Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Core Equity 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Core Equity 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Core Equity 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Core Equity 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Core Equity 1 Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Core Equity 1 Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

U.S. Core Equity 1 Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2006-December 2010
Highest Quarter	Lowest Quarter
17.92 (4/09-6/09)	-23.48 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - U.S. Core Equity 1 Portfolio	One Year	Five Years	Since Inception	Inception Date
Institutional Class	20.11%	3.32%	3.56%	Sep 15, 2005
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	3.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
U.S. Core Equity 1 Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.17%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	381
10 Years	rr_ExpenseExampleYear10	883
U.S. Core Equity 1 Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2006	rr_AnnualReturn2006	15.69%	[3]
Annual Return 2007	rr_AnnualReturn2007	2.79%	[3]
Annual Return 2008	rr_AnnualReturn2008	(36.53%)	[3]
Annual Return 2009	rr_AnnualReturn2009	29.84%	[3]
Annual Return 2010	rr_AnnualReturn2010	20.11%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.48%)
One Year	rr_AverageAnnualReturnYear01	20.11%
Five Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
U.S. Core Equity 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Core Equity 1 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Core Equity 1 Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the U.S. Core Equity 1 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Core Equity 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Core Equity 1 Portfolio's performance. During the most recent fiscal year, the U.S. Core Equity 1 Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the U.S. Core Equity 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The Portfolio's increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, U.S. Core Equity 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December 31, 2010, securities of the largest U.S. growth companies comprised 16% of the U.S. Universe and the Advisor allocated approximately 10% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Core Equity 1 Portfolio's allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements. Additionally, the range by which the U.S. Core Equity 1 Portfolio's percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time.

The U.S. Core Equity 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Core Equity 1 Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Core Equity 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Core Equity 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Core Equity 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Core Equity 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the U.S. Core Equity 1 Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Core Equity 1 Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Core Equity 1 Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Core Equity 1 Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2006-December 2010
Highest Quarter	Lowest Quarter
17.92 (4/09-6/09)	-23.48 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
U.S. Core Equity 1 Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the U.S. Core Equity 1 Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.23% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Core Equity 1 Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Core 1 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Sustainability Core 1 Portfolio is long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the U.S. Sustainability Core 1 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	U.S. Sustainability Core 1 Portfolio Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Sustainability Core 1 Portfolio Class R25
Management Fee		0.29%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.64%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.62%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the U.S. Sustainability Core 1 Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.37% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Sustainability Core 1 Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the U.S. Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Sustainability Core 1 Portfolio Class R25	63	319	595	1,382

Portfolio Turnover

The U.S. Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Sustainability Core 1 Portfolio's performance. During the most recent fiscal year, the U.S. Sustainability Core 1 Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Sustainability Core 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on environmental impact considerations. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The Portfolio's increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, U.S. Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December31, 2010, securities of the largest U.S. growth companies comprised 16% of the U.S. Universe and the Advisor allocated approximately 12% of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Sustainability Core 1 Portfolio's allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements, environmental impact considerations and other factors. Additionally, the range by which the U.S. Sustainability Core 1 Portfolio's percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time and may be impacted by the Portfolio's investment strategies with respect to environmental impact considerations.

The U.S. Sustainability Core 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The above-referenced investments are not subject to, although they may incorporate, the U.S. Sustainability Core 1 Portfolio's environmental impact considerations.

The U.S. Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies have on the environment when making investment decisions for the U.S. Sustainability Core 1 Portfolio by adjusting the composition of the Portfolio based on environmental impact considerations. Relative to a portfolio without environmental impact considerations, the U.S. Sustainability Core 1 Portfolio will exclude or underweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively negative impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Similarly, relative to a portfolio without environmental impact considerations, the U.S. Sustainability Core 1 Portfolio will overweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively positive impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Negative factors include issues relating to agricultural chemicals, climate change, hazardous waste, ozone depleting chemicals, regulatory problems, substantial emissions, negative economic impact, and other environmental concerns. Positive factors include issues relating to beneficial products and services, clean energy, environmental management systems, pollution prevention, recycling and other strengths. The Advisor has engaged a third party service provider to provide research and ratings information relating to the U.S. Sustainability Core 1 Portfolio's environmental impact considerations with respect to securities in the portfolio, where information is available from such provider.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Sustainability Core 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Environmental Impact Consideration Investment Risk: The U.S. Sustainability Core 1 Portfolio's environmental impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may produce more modest gains than funds that are not subject to such special investment considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to environmental impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. In addition, the Portfolio may sell certain securities due to environmental impact considerations when it is otherwise disadvantageous to do so. The environmental impact considerations may cause the Portfolio's industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Sustainability Core 1 Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Sustainability Core 1 Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

U.S. Sustainability Core 1 Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2009-December 2010
Highest Quarter	Lowest Quarter
18.89 (4/09-6/09)	-11.40 (1/09-3/09)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - U.S. Sustainability Core 1 Portfolio	One Year	Since Inception	Inception Date
Institutional Class	18.68%	2.93%	Mar 12, 2008
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	1.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
U.S. Sustainability Core 1 Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	319
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,382
U.S. Sustainability Core 1 Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	31.36%	[3]
Annual Return 2010	rr_AnnualReturn2010	18.68%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.40%)
One Year	rr_AverageAnnualReturnYear01	18.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2008
U.S. Sustainability Core 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Sustainability Core 1 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Sustainability Core 1 Portfolio is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the U.S. Sustainability Core 1 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Sustainability Core 1 Portfolio's performance. During the most recent fiscal year, the U.S. Sustainability Core 1 Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the U.S. Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Sustainability Core 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on environmental impact considerations. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The Portfolio's increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

As a non-fundamental policy, under normal circumstances, U.S. Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. For example, as of December31, 2010, securities of the largest U.S. growth companies comprised 16% of the U.S. Universe and the Advisor allocated approximately 12% of the U.S. Sustainability Core 1 Portfolio to securities of the largest U.S. growth companies. The percentage by which the U.S. Sustainability Core 1 Portfolio's allocation to securities of the largest U.S. growth companies is reduced will fluctuate with market movements, environmental impact considerations and other factors. Additionally, the range by which the U.S. Sustainability Core 1 Portfolio's percentage allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S. Universe will change from time to time and may be impacted by the Portfolio's investment strategies with respect to environmental impact considerations.

The U.S. Sustainability Core 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The above-referenced investments are not subject to, although they may incorporate, the U.S. Sustainability Core 1 Portfolio's environmental impact considerations.

The U.S. Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies have on the environment when making investment decisions for the U.S. Sustainability Core 1 Portfolio by adjusting the composition of the Portfolio based on environmental impact considerations. Relative to a portfolio without environmental impact considerations, the U.S. Sustainability Core 1 Portfolio will exclude or underweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively negative impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Similarly, relative to a portfolio without environmental impact considerations, the U.S. Sustainability Core 1 Portfolio will overweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively positive impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Negative factors include issues relating to agricultural chemicals, climate change, hazardous waste, ozone depleting chemicals, regulatory problems, substantial emissions, negative economic impact, and other environmental concerns. Positive factors include issues relating to beneficial products and services, clean energy, environmental management systems, pollution prevention, recycling and other strengths. The Advisor has engaged a third party service provider to provide research and ratings information relating to the U.S. Sustainability Core 1 Portfolio's environmental impact considerations with respect to securities in the portfolio, where information is available from such provider.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Sustainability Core 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Environmental Impact Consideration Investment Risk: The U.S. Sustainability Core 1 Portfolio's environmental impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may produce more modest gains than funds that are not subject to such special investment considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to environmental impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. In addition, the Portfolio may sell certain securities due to environmental impact considerations when it is otherwise disadvantageous to do so. The environmental impact considerations may cause the Portfolio's industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the U.S. Sustainability Core 1 Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Sustainability Core 1 Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Sustainability Core 1 Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Sustainability Core 1 Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2009-December 2010
Highest Quarter	Lowest Quarter
18.89 (4/09-6/09)	-11.40 (1/09-3/09)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
U.S. Sustainability Core 1 Portfolio | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the U.S. Sustainability Core 1 Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.37% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Sustainability Core 1 Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

International Core Equity Portfolio
International Core Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the International Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	International Core Equity Portfolio Class R25
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Core Equity Portfolio Class R25
Management Fee		0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.74%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the International Core Equity Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.49% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the International Core Equity Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the International Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
International Core Equity Portfolio Class R25	76	277	496	1,126

Portfolio Turnover

The International Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Core Equity Portfolio's performance. During the most recent fiscal year, the International Core Equity Portfolio's portfolio turnover rate was 2% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor's Investment Committee. The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Core Equity Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2010, securities of the largest growth companies in the International Universe comprised approximately 16% of the International Universe and the Advisor allocated approximately 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio's allocation to securities of the largest growth companies is reduced will fluctuate with market movements and other factors. Additionally, the range by which the International Core Equity Portfolio's percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

The International Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The International Core Equity Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Core Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Core Equity Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The International Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

International Core Equity Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2006-December 2010
Highest Quarter	Lowest Quarter
31.34 (4/09-6/09)	-22.25 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - International Core Equity Portfolio	One Year	Five Years	Since Inception	Inception Date
Institutional Class	13.91%	4.12%	5.10%	Sep 15, 2005
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	8.95%	3.05%	3.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
International Core Equity Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,126
International Core Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2006	rr_AnnualReturn2006	26.95%	[3]
Annual Return 2007	rr_AnnualReturn2007	8.50%	[3]
Annual Return 2008	rr_AnnualReturn2008	(44.01%)	[3]
Annual Return 2009	rr_AnnualReturn2009	39.29%	[3]
Annual Return 2010	rr_AnnualReturn2010	13.91%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
One Year	rr_AverageAnnualReturnYear01	13.91%
Five Years	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
International Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Core Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the International Core Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Core Equity Portfolio's performance. During the most recent fiscal year, the International Core Equity Portfolio's portfolio turnover rate was 2% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the International Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor's Investment Committee. The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Core Equity Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2010, securities of the largest growth companies in the International Universe comprised approximately 16% of the International Universe and the Advisor allocated approximately 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio's allocation to securities of the largest growth companies is reduced will fluctuate with market movements and other factors. Additionally, the range by which the International Core Equity Portfolio's percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization.

The International Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The International Core Equity Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Core Equity Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the International Core Equity Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The International Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	International Core Equity Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2006-December 2010
Highest Quarter	Lowest Quarter
31.34 (4/09-6/09)	-22.25 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
International Core Equity Portfolio | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.95%
Five Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the International Core Equity Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.49% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the International Core Equity Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

DFA International Small Cap Value Portfolio
DFA International Small Cap Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the DFA International Small Cap Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	DFA International Small Cap Value Portfolio Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA International Small Cap Value Portfolio Class R25
Management Fee		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses		1.23%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.

Example

This Example is meant to help you compare the cost of investing in the DFA International Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
DFA International Small Cap Value Portfolio Class R25	125	390	676	1,489

Portfolio Turnover

The DFA International Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Small Cap Value Portfolio's performance. During the most recent fiscal year, the DFA International Small Cap Value Portfolio's portfolio turnover rate was 18% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases stocks of small, non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks at the time of purchase. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value ("book to market ratio").

The DFA International Small Cap Value Portfolio intends to purchase stocks of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2010, for the DFA International Small Cap Value Portfolio, the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests was  $4,264 million. This threshold will vary by country or region. For example, as of December 31, 2010, the Advisor considered a small company in the United Kingdom to have a market capitalization below  $3,669 million, a small company in Hong Kong to have a market capitalization below  $1,612 million, and a small company in Japan to have a market capitalization below  $1,438 million. This threshold will change due to market conditions.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The DFA International Small Cap Value Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Small Cap Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA International Small Cap Value Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Small Cap Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Small Cap Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

DFA International Small Cap Value Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2001-December 2010
Highest Quarter	Lowest Quarter
31.78 (4/09-6/09)	-20.83 (7/08-9/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - DFA International Small Cap Value Portfolio	One Year	Five Years	Ten Years
Institutional Class	18.10%	4.90%	13.42%
MSCI World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	24.51%	3.79%	10.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
DFA International Small Cap Value Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
DFA International Small Cap Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(4.59%)	[2]
Annual Return 2002	rr_AnnualReturn2002	5.79%	[2]
Annual Return 2003	rr_AnnualReturn2003	66.48%	[2]
Annual Return 2004	rr_AnnualReturn2004	34.80%	[2]
Annual Return 2005	rr_AnnualReturn2005	23.23%	[2]
Annual Return 2006	rr_AnnualReturn2006	28.39%	[2]
Annual Return 2007	rr_AnnualReturn2007	2.95%	[2]
Annual Return 2008	rr_AnnualReturn2008	(41.68%)	[2]
Annual Return 2009	rr_AnnualReturn2009	39.51%	[2]
Annual Return 2010	rr_AnnualReturn2010	18.10%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
One Year	rr_AverageAnnualReturnYear01	18.10%
Five Years	rr_AverageAnnualReturnYear05	4.90%
Ten Years	rr_AverageAnnualReturnYear10	13.42%
DFA International Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Small Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the DFA International Small Cap Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The DFA International Small Cap Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Small Cap Value Portfolio's performance. During the most recent fiscal year, the DFA International Small Cap Value Portfolio's portfolio turnover rate was 18% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the DFA International Small Cap Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Small Cap Value Portfolio, using a market capitalization weighted approach, purchases stocks of small, non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks at the time of purchase. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value ("book to market ratio").

The DFA International Small Cap Value Portfolio intends to purchase stocks of small value companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The Advisor determines the maximum market capitalization of a small company with respect to each country in which the Portfolio invests. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The Advisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of December 31, 2010, for the DFA International Small Cap Value Portfolio, the highest maximum market capitalization of a small company in any country in which the DFA International Small Cap Value Portfolio invests was  $4,264 million. This threshold will vary by country or region. For example, as of December 31, 2010, the Advisor considered a small company in the United Kingdom to have a market capitalization below  $3,669 million, a small company in Hong Kong to have a market capitalization below  $1,612 million, and a small company in Japan to have a market capitalization below  $1,438 million. This threshold will change due to market conditions.

The DFA International Small Cap Value Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The DFA International Small Cap Value Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The DFA International Small Cap Value Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Small Cap Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The DFA International Small Cap Value Portfolio does not hedge foreign currency risk.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Small Cap Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Small Cap Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Small Cap Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the DFA International Small Cap Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Small Cap Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DFA International Small Cap Value Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Small Cap Value Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2001-December 2010
Highest Quarter	Lowest Quarter
31.78 (4/09-6/09)	-20.83 (7/08-9/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
DFA International Small Cap Value Portfolio | MSCI World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.51%
Five Years	rr_AverageAnnualReturnYear05	3.79%
Ten Years	rr_AverageAnnualReturnYear10	10.06%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

International Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the International Sustainability Core 1 Portfolio is long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and Class R25 hold shares of the International Sustainability Core 1 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	International Sustainability Core 1 Portfolio Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Sustainability Core 1 Portfolio Class R25
Management Fee		0.42%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.69%
Total Annual Fund Operating Expenses		1.36%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.82%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the International Sustainability Core 1 Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.57% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the International Sustainability Core 1 Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the International Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
International Sustainability Core 1 Portfolio Class R25	84	377	693	1,588

Portfolio Turnover

The International Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Sustainability Core 1 Portfolio's performance. During the most recent fiscal year, the International Sustainability Core 1 Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Sustainability Core 1 Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on environmental impact considerations. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor's Investment Committee. The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Sustainability Core 1 Portfolio's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Sustainability Core 1 Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Sustainability Core 1 Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2010, securities of the largest growth companies in the International Universe comprised approximately 16% of the International Universe and the Advisor allocated approximately 9% of the International Sustainability Core 1 Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio's allocation to securities of the largest growth companies is reduced will fluctuate with market movements, environmental impact considerations and other factors. Additionally, the range by which the Portfolio's percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time and may be impacted by the Portfolio's investment strategies with respect to environmental impact considerations.

The International Sustainability Core 1 Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The International Sustainability Core 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The above-referenced investments are not subject to, although they may incorporate, the International Sustainability Core 1 Portfolio's environmental impact considerations.

The International Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies have on the environment when making investment decisions for the International Sustainability Core 1 Portfolio by adjusting the composition of the Portfolio based on environmental impact considerations. Relative to a portfolio without environmental impact considerations, the International Sustainability Core 1 Portfolio intends to exclude or underweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively negative impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Similarly, relative to a portfolio without environmental impact considerations, the International Sustainability Core 1 Portfolio intends to overweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively positive impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Negative factors include issues relating to agricultural chemicals, climate change, hazardous waste, ozone depleting chemicals, regulatory problems, substantial emissions, negative economic impact, and other environmental concerns. Positive factors include issues relating to beneficial products and services, clean energy, environmental management systems, pollution prevention, recycling and other strengths. The Advisor has engaged a third party service provider to provide research and ratings information relating to the International Sustainability Core 1 Portfolio's environmental impact considerations with respect to securities in the portfolio, where information is available from such provider.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Sustainability Core 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Sustainability Core 1 Portfolio does not hedge foreign currency risk.

Environmental Impact Consideration Investment Risk: The International Sustainability Core 1 Portfolio's environmental impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may produce different results than funds that are not subject to such special investment considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to environmental impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. In addition, the Portfolio may sell certain securities due to environmental impact considerations when it is otherwise disadvantageous to do so. The environmental impact considerations may cause the Portfolio's industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the International Sustainability Core 1 Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The International Sustainability Core 1 Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

International Sustainability Core 1 Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2009-December 2010
Highest Quarter	Lowest Quarter
28.71 (4/09-6/09)	-14.03 (1/09-3/09)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - International Sustainability Core 1 Portfolio	One Year	Since Inception	Inception Date
Institutional Class	11.54%	(2.54%)	Mar 12, 2008
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	8.95%	(3.63%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
International Sustainability Core 1 Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	1,588
International Sustainability Core 1 Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	34.95%	[3]
Annual Return 2010	rr_AnnualReturn2010	11.54%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
One Year	rr_AverageAnnualReturnYear01	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2008
International Sustainability Core 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Sustainability Core 1 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the International Sustainability Core 1 Portfolio is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and Class R25 hold shares of the International Sustainability Core 1 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Sustainability Core 1 Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Sustainability Core 1 Portfolio's performance. During the most recent fiscal year, the International Sustainability Core 1 Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the International Sustainability Core 1 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Sustainability Core 1 Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on environmental impact considerations. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor's Investment Committee. The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Sustainability Core 1 Portfolio's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The International Sustainability Core 1 Portfolio intends to purchase stocks of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Sustainability Core 1 Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Sustainability Core 1 Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2010, securities of the largest growth companies in the International Universe comprised approximately 16% of the International Universe and the Advisor allocated approximately 9% of the International Sustainability Core 1 Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio's allocation to securities of the largest growth companies is reduced will fluctuate with market movements, environmental impact considerations and other factors. Additionally, the range by which the Portfolio's percentage allocation to the securities of the largest growth companies is reduced as compared to the International Universe will change from time to time and may be impacted by the Portfolio's investment strategies with respect to environmental impact considerations.

The International Sustainability Core 1 Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The International Sustainability Core 1 Portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The above-referenced investments are not subject to, although they may incorporate, the International Sustainability Core 1 Portfolio's environmental impact considerations.

The International Sustainability Core 1 Portfolio may lend its portfolio securities to generate additional income.

The Advisor intends to take into account the impact that companies have on the environment when making investment decisions for the International Sustainability Core 1 Portfolio by adjusting the composition of the Portfolio based on environmental impact considerations. Relative to a portfolio without environmental impact considerations, the International Sustainability Core 1 Portfolio intends to exclude or underweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively negative impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Similarly, relative to a portfolio without environmental impact considerations, the International Sustainability Core 1 Portfolio intends to overweight securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively positive impact on the environment as compared either to other companies in the Portfolio's entire investment universe or other companies with similar business lines. Negative factors include issues relating to agricultural chemicals, climate change, hazardous waste, ozone depleting chemicals, regulatory problems, substantial emissions, negative economic impact, and other environmental concerns. Positive factors include issues relating to beneficial products and services, clean energy, environmental management systems, pollution prevention, recycling and other strengths. The Advisor has engaged a third party service provider to provide research and ratings information relating to the International Sustainability Core 1 Portfolio's environmental impact considerations with respect to securities in the portfolio, where information is available from such provider.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Sustainability Core 1 Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The International Sustainability Core 1 Portfolio does not hedge foreign currency risk.

Environmental Impact Consideration Investment Risk: The International Sustainability Core 1 Portfolio's environmental impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may produce different results than funds that are not subject to such special investment considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to environmental impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. In addition, the Portfolio may sell certain securities due to environmental impact considerations when it is otherwise disadvantageous to do so. The environmental impact considerations may cause the Portfolio's industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Sustainability Core 1 Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Sustainability Core 1 Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Sustainability Core 1 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the International Sustainability Core 1 Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The International Sustainability Core 1 Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Sustainability Core 1 Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	International Sustainability Core 1 Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2009-December 2010
Highest Quarter	Lowest Quarter
28.71 (4/09-6/09)	-14.03 (1/09-3/09)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
International Sustainability Core 1 Portfolio | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.63%)

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the International Sustainability Core 1 Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.57% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the International Sustainability Core 1 Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

Emerging Markets Value Portfolio
Emerging Markets Value Portfolio
INVESTMENT OBJECTIVE

The investment objective of the Emerging Markets Value Portfolio (the "Emerging Markets Value Portfolio" or the "Portfolio") is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the "Emerging Markets Value Fund" or "Master Fund"), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Emerging Markets Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Emerging Markets Value Portfolio Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Emerging Markets Value Portfolio Class R25
Management Fee	[1]	0.50%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.66%
Total Annual Fund Operating Expenses	[1]	1.41%
[1]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Value Fund and an administration fee payable by the Emerging Markets Value Portfolio. The amounts set forth above reflect the direct expenses of the Emerging Markets Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Value Fund.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Emerging Markets Value Portfolio Class R25	144	446	771	1,691

The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio's portion of the expenses of the Emerging Markets Value Fund.

Portfolio Turnover

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio's performance. During the most recent fiscal year, the Emerging Markets Value Fund's portfolio turnover rate was 15% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"). Securities are considered value stocks primarily because they have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Market Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Emerging Markets Value Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2001-December 2010
Highest Quarter	Lowest Quarter
44.78 (4/09-6/09)	-28.51 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - Emerging Markets Value Portfolio	One Year	Five Years	Ten Years
Institutional Class	22.06%	16.77%	21.06%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	18.88%	12.78%	15.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
Emerging Markets Value Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
Emerging Markets Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(0.99%)	[3]
Annual Return 2002	rr_AnnualReturn2002	(1.70%)	[3]
Annual Return 2003	rr_AnnualReturn2003	76.21%	[3]
Annual Return 2004	rr_AnnualReturn2004	39.53%	[3]
Annual Return 2005	rr_AnnualReturn2005	30.81%	[3]
Annual Return 2006	rr_AnnualReturn2006	37.93%	[3]
Annual Return 2007	rr_AnnualReturn2007	45.64%	[3]
Annual Return 2008	rr_AnnualReturn2008	(53.94%)	[3]
Annual Return 2009	rr_AnnualReturn2009	92.28%	[3]
Annual Return 2010	rr_AnnualReturn2010	22.06%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.51%)
One Year	rr_AverageAnnualReturnYear01	22.06%
Five Years	rr_AverageAnnualReturnYear05	16.77%
Ten Years	rr_AverageAnnualReturnYear10	21.06%
Emerging Markets Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Emerging Markets Value Portfolio (the "Emerging Markets Value Portfolio" or the "Portfolio") is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the "Emerging Markets Value Fund" or "Master Fund"), which has the same investment objective and policies as the Portfolio.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Emerging Markets Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio's performance. During the most recent fiscal year, the Emerging Markets Value Fund's portfolio turnover rate was 15% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio's portion of the expenses of the Emerging Markets Value Fund.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"). Securities are considered value stocks primarily because they have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Market Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Value Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Value Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2001-December 2010
Highest Quarter	Lowest Quarter
44.78 (4/09-6/09)	-28.51 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
Emerging Markets Value Portfolio | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.88%
Five Years	rr_AverageAnnualReturnYear05	12.78%
Ten Years	rr_AverageAnnualReturnYear10	15.89%

[1]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Value Fund and an administration fee payable by the Emerging Markets Value Portfolio. The amounts set forth above reflect the direct expenses of the Emerging Markets Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Value Fund.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

Emerging Markets Core Equity Portfolio
Emerging Markets Core Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Emerging Markets Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Emerging Markets Core Equity Portfolio Class R25
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Emerging Markets Core Equity Portfolio Class R25
Management Fee		0.55%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.29%
Total Annual Fund Operating Expenses		1.09%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Emerging Markets Core Equity Portfolio Class R25	111	347	601	1,329

Portfolio Turnover

The Emerging Markets Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Core Equity Portfolio's performance. During the most recent fiscal year, the Emerging Markets Core Equity Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"), with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.

The Emerging Markets Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Core Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk:Foreign securities prices may decline or fluctuate because of: (a)economic or political actions of foreign governments, and/or (b)less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Core Equity Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Emerging Markets Core Equity Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2006-December 2010
Highest Quarter	Lowest Quarter
40.20 (4/09-6/09)	-26.51 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - Emerging Markets Core Equity Portfolio	One Year	Five Years	Since Inception	Inception Date
Institutional Class	23.62%	15.05%	17.13%	Apr 5, 2005
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	18.88%	12.78%	16.39%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
Emerging Markets Core Equity Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Emerging Markets Core Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2006	rr_AnnualReturn2006	30.95%	[2]
Annual Return 2007	rr_AnnualReturn2007	37.48%	[2]
Annual Return 2008	rr_AnnualReturn2008	(50.66%)	[2]
Annual Return 2009	rr_AnnualReturn2009	83.58%	[2]
Annual Return 2010	rr_AnnualReturn2010	23.62%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.51%)
One Year	rr_AverageAnnualReturnYear01	23.62%
Five Years	rr_AverageAnnualReturnYear05	15.05%
Since Inception	rr_AverageAnnualReturnSinceInception	17.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 5, 2005
Emerging Markets Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Core Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Emerging Markets Core Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Core Equity Portfolio's performance. During the most recent fiscal year, the Emerging Markets Core Equity Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Emerging Markets Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"), with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.

The Emerging Markets Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Core Equity Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign Securities and Currencies Risk:Foreign securities prices may decline or fluctuate because of: (a)economic or political actions of foreign governments, and/or (b)less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Emerging Markets Core Equity Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Core Equity Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2006-December 2010
Highest Quarter	Lowest Quarter
40.20 (4/09-6/09)	-26.51 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
Emerging Markets Core Equity Portfolio | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.88%
Five Years	rr_AverageAnnualReturnYear05	12.78%
Since Inception	rr_AverageAnnualReturnSinceInception	16.39%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

DFA Inflation-Protected Securities Portfolio
DFA Inflation-Protected Securities Portfolio
INVESTMENT OBJECTIVE

The investment objective of the DFA Inflation-Protected Securities Portfolio (the "Inflation-Protected Portfolio") is to provide inflation protection and earn current income consistent with inflation-protected securities.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Inflation-Protected Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	DFA Inflation-Protected Securities Portfolio Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA Inflation-Protected Securities Portfolio Class R25
Management Fee		0.10%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.31%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.45%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Inflation-Protected Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.20% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Inflation-Protected Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.

Example

This Example is meant to help you compare the cost of investing in the Inflation-Protected Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
DFA Inflation-Protected Securities Portfolio Class R25	46	190	347	803

Portfolio Turnover

The Inflation-Protected Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad range of portfolio securities that result in the Portfolio maintaining similar characteristics to the whole universe of eligible securities. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns that at least keep up with the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities and the credit quality such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Inflation-Protected Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Inflation-Protected Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Inflation-Protected Portfolio's income to decline.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Inflation-Protected Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Inflation-Protected Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available; therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Inflation-Protected Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

DFA Inflation-Protected Securities Portfolio Institutional Class Shares(1) Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2007-December 2010
Highest Quarter	Lowest Quarter
6.32 (1/08-3/08)	-4.00 (7/08-9/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - DFA Inflation-Protected Securities Portfolio	One Year	Since Inception	Inception Date
Institutional Class	6.81%	6.32%	Sep 18, 2006
Barclays Capital US TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	6.31%	6.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul 12, 2011
DFA Inflation-Protected Securities Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	347
10 Years	rr_ExpenseExampleYear10	803
DFA Inflation-Protected Securities Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	11.84%	[3]
Annual Return 2008	rr_AnnualReturn2008	(1.42%)	[3]
Annual Return 2009	rr_AnnualReturn2009	11.01%	[3]
Annual Return 2010	rr_AnnualReturn2010	6.81%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
One Year	rr_AverageAnnualReturnYear01	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 2006
DFA Inflation-Protected Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA Inflation-Protected Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the DFA Inflation-Protected Securities Portfolio (the "Inflation-Protected Portfolio") is to provide inflation protection and earn current income consistent with inflation-protected securities.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Inflation-Protected Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Inflation-Protected Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Inflation-Protected Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad range of portfolio securities that result in the Portfolio maintaining similar characteristics to the whole universe of eligible securities. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation-protected securities that are structured to provide returns that at least keep up with the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities and the credit quality such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Inflation-Protected Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Inflation-Protected Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Inflation-Protected Portfolio's income to decline.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Inflation-Protected Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Inflation-Protected Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available; therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Inflation-Protected Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Inflation-Protected Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA Inflation-Protected Securities Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

January 2007-December 2010
Highest Quarter	Lowest Quarter
6.32 (1/08-3/08)	-4.00 (7/08-9/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
DFA Inflation-Protected Securities Portfolio | Barclays Capital US TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Inflation-Protected Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses, on an annualized basis, to 0.20% as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the Inflation-Protected Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 12, 2011